Segmented Information (Tables)	12 Months Ended
Dec. 31, 2020
Segment Reporting [Abstract]
Schedule of Inter-Company Transactions Between Non-Regulated and Regulated Entities
Inter-company balances, transactions and profit between non-regulated and regulated entities, which are not eliminated on consolidation, are summarized below.

(in millions)	2020	2019
Lease of gas storage capacity and gas sales from Aitken Creek to FortisBC Energy	$25	$23
Sale of capacity from the Waneta Expansion to FortisBC Electric (1)	—	17
(1) Reflects amounts to the April 16, 2019 disposition of the Waneta Expansion (Note 22)
Schedule of Information by Reportable Segment

	REGULATED								NON-REGULATED
Year ended									Energy		Inter-
December 31, 2020		UNS	Central	FortisBC	Fortis	FortisBC	Other	Sub	Infra-	Corporate	segment
(in millions)	ITC	Energy	Hudson	Energy	Alberta	Electric	Electric	total	structure	and Other	eliminations	Total
Revenue	$1,744	$2,260	$953	$1,385	$596	$424	$1,485	$8,847	$88	$—	$—	$8,935
Energy supply costs	—	847	232	468	—	119	893	2,559	3	—	—	2,562
Operating expenses	438	627	503	341	148	117	194	2,368	30	39	—	2,437
Depreciation and amortization	295	330	90	237	212	61	183	1,408	16	4	—	1,428
Operating income	1,011	456	128	339	236	127	215	2,512	39	(43)	—	2,508
Other income, net	40	40	31	8	2	5	10	136	5	13	—	154
Finance charges	324	125	48	142	104	72	77	892	—	150	—	1,042
Income tax expense	179	69	20	29	1	4	21	323	5	(97)	—	231
Net earnings	548	302	91	176	133	56	127	1,433	39	(83)	—	1,389
Non-controlling interests	99	—	—	1	—	—	15	115	—	—	—	115
Preference share dividends	—	—	—	—	—	—	—	—	—	65	—	65
Net earnings attributable to common equity shareholders	$449	$302	$91	$175	$133	$56	$112	$1,318	$39	$(148)	$—	$1,209

Goodwill	$7,810	$1,758	$574	$913	$228	$235	$247	$11,765	$27	$—	$—	$11,792
Total assets	20,358	10,802	3,939	7,695	5,084	2,441	4,261	54,580	745	209	(53)	55,481
Capital expenditures	1,182	1,200	339	471	420	135	273	4,020	19	—	—	4,039

Year ended
December 31, 2019
(in millions)
Revenue	$1,761	$2,212	$917	$1,331	$598	$418	$1,467	$8,704	$82	$—	$(3)	$8,783
Energy supply costs	—	814	254	438	—	121	890	2,517	3	—	—	2,520
Operating expenses	489	650	451	333	145	107	188	2,363	36	56	(3)	2,452
Depreciation and amortization	270	297	79	235	214	62	171	1,328	20	2	—	1,350
Gain on disposition	—	—	—	—	—	—	—	—	—	577	—	577
Operating income	1,002	451	133	325	239	128	218	2,496	23	519	—	3,038
Other income, net	37	28	17	16	2	4	2	106	2	30	—	138
Finance charges	290	130	46	136	104	72	77	855	—	180	—	1,035
Income tax expense	174	57	19	39	6	6	20	321	(1)	(31)	—	289
Net earnings	575	292	85	166	131	54	123	1,426	26	400	—	1,852
Non-controlling interests	104	—	—	1	—	—	17	122	8	—	—	130
Preference share dividends	—	—	—	—	—	—	—	—	—	67	—	67
Net earnings attributable to common equity shareholders	$471	$292	$85	$165	$131	$54	$106	$1,304	$18	$333	$—	$1,655

Goodwill	$7,970	$1,794	$586	$913	$228	$235	$251	$11,977	$27	$—	$—	$12,004
Total assets	19,799	10,205	3,726	7,305	4,831	2,328	4,185	52,379	711	641	(327)	53,404
Capital expenditures	1,148	915	317	463	423	106	295	3,667	28	25	—	3,720